Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Leases
The Company’s rent expense for the years ended December 31, 2022 and 2021 was $4,802 and $4,960, respectively.

Other information	December 31, 2022
Weighted-average remaining operating lease term	8.4 years
Weighted-average discount rate	8.5%

Schedule of Reconciles the Undiscounted Cash Flows to the Operating Lease Liability
The table below reconciles the undiscounted cash flows to the operating lease liability recorded on the consolidated balance sheet as of December 31, 2022.

2023	4,273
2024	4,402
2025	4,534
2026	4,670
2027	4,810
Thereafter	17,530

Total minimum lease payments	40,219
Less: amount of lease payments representing interest	(11,437)

Present value of future lease payments	28,782
Less: current lease liabilities	(2,021)

Noncurrent lease liabilities	$26,761

Schedule of Future Aggregate Minimum Payments
Future aggregate minimum payments under the noncancelable operating lease as of December 31, 2022 are as follows:

2023	$4,273
2024	4,402
2025	4,534
2026	4,670
2027 and beyond	22,340

Total minimum lease payments	$40,219